Goodwill - Allocation (Details) - CAD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of reconciliation of changes in goodwill [line items]
Goodwill	$ 2,912	$ 2,923	$ 2,923
Primrose (Foster Creek)
Disclosure of reconciliation of changes in goodwill [line items]
Goodwill	1,171	1,171
Christina Lake
Disclosure of reconciliation of changes in goodwill [line items]
Goodwill	1,101	1,101
Lloydminster Thermal
Disclosure of reconciliation of changes in goodwill [line items]
Goodwill	$ 640	$ 651